Prepaid Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Prepaid Expenses [Abstract]
Schedule Of Prepaid Expenses

	June 30,	December 31,
	2020	2019
Prepaid services	$284	$221
Prepaid bonds for German statutory costs	188	188
Prepaid insurance	59	62
Prepaid licenses, software tools and support	21	17
Other prepaid expenses	17	17
	$569	$505

	2019	2018
Prepaid services	$221	$252
Prepaid bonds for German statutory costs	188	199
Prepaid insurance	62	19
Prepaid licenses, software tools and support	17	51
Other prepaid expenses	17	17
	$505	$538